PROPERTY AND EQUIPMENT (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Property and equipment
Less: Accumulated depreciation	¥ (388,601)		¥ (359,828)
Net book value	273,157		271,932		$ 41,863
Depreciation expense	45,502	$ 6,973	43,811	¥ 57,044
Loss due to disposal of fixed assets	984	$ 151	231	¥ 225
Building
Property and equipment
Gross book value	353,334		356,085
Leasehold improvements
Property and equipment
Gross book value	42,390		39,902
Electronic equipment
Property and equipment
Gross book value	194,284		165,015
Furniture and fixtures
Property and equipment
Gross book value	7,782		7,763
Motor vehicles
Property and equipment
Gross book value	6,466		6,583
Other assets
Property and equipment
Gross book value	¥ 57,502		¥ 56,412